SCHEDULE OF CAPITAL STOCK (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Balance at the beginning of the year	¥ 260,891	¥ 239,489	¥ 237,889
Share issuance upon initial public offering		18,750
Exercise of stock options	5,652	2,652	1,600
Balance at the end of the year	¥ 266,543	¥ 260,891	¥ 239,489